Condensed Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance at Mar. 31, 2022		$ 2	$ (1,776)	$ (25,755)	$ 635	$ (26,894)
Balance, shares at Mar. 31, 2022	[1]	25,000,000
Net loss				(1,014)		(1,014)
Other comprehensive income, net of tax					(924)	(924)
Net transactions with DIH Cayman			(122)			(122)
Ending balance at Mar. 31, 2023		$ 2	(1,898)	(26,769)	(289)	(28,954)
Balance, shares at Mar. 31, 2023	[1]	25,000,000
Net loss				(2,913)		(2,913)
Other comprehensive income, net of tax					421	421
Ending balance at Jun. 30, 2023		$ 2	(1,898)	(29,682)	132	(31,446)
Balance, shares at Jun. 30, 2023	[1]	25,000,000
Beginning balance at Mar. 31, 2023		$ 2	(1,898)	(26,769)	(289)	(28,954)
Balance, shares at Mar. 31, 2023	[1]	25,000,000
Net loss				(8,443)		(8,443)
Other comprehensive income, net of tax					339	339
Issuance of common stock upon reverse recapitalization		$ 1	4,511			4,512
Issuance of common stock upon reverse recapitalization, shares	[1]	9,544,935
Ending balance at Mar. 31, 2024		$ 3	2,613	(35,212)	50	(32,546)
Balance, shares at Mar. 31, 2024	[1]	34,544,935
Net loss				(614)		(614)
Other comprehensive income, net of tax					(1,907)	(1,907)
Transaction relates to reverse recapitalization			710			710
Issuance of warrants			362			362
Ending balance at Jun. 30, 2024		$ 3	$ 3,685	$ (35,826)	$ (1,857)	$ (33,995)
Balance, shares at Jun. 30, 2024	[1]	34,544,935

[1]	All outstanding share and per-share amounts have been restated to reflect the reverse recapitalization as established in the Business Combination Agreement as described in Note 1.